CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Comprehensive Income [Abstract]
NET INCOME	₱ 26,676	₱ 24,580	₱ 22,786
OTHER COMPREHENSIVE INCOME (LOSS) – NET OF TAX (Note 6)
Fair value changes of financial assets at fair value through other comprehensive income (loss) (Note 25)	(2)	37	127
Foreign currency translation differences of subsidiaries	(329)	(27)	23
Net transactions on cash flow hedges:	(725)	(306)	(256)
Net fair value losses on cash flow hedges (Note 28)	(967)	(433)	(330)
Income tax related to fair value adjustments charged directly to equity (Note 7)	242	127	74
Net other comprehensive loss to be reclassified to profit or loss in subsequent years	(1,056)	(296)	(106)
Actuarial gains (losses) on defined benefit obligations:	2,908	(3,957)	(6,074)
Remeasurement in actuarial losses on defined benefit obligations (Note 26)	3,879	(5,640)	(8,672)
Income tax related to remeasurement adjustments (Note 7)	(971)	1,683	2,598
Revaluation increment on investment properties:			(2)
Depreciation of revaluation increment in investment properties transferred to property and equipment (Note 9)		(1)	(3)
Income tax related to revaluation increment charged directly to equity (Note 7)		1	1
Share in the other comprehensive income (loss) of associates and joint ventures accounted for using the equity method (Note 11)	23	(37)
Fair value adjustment on sale of property and equipment:	(108)
Fair value adjustment on sale of property and equipment (Note 26)	(144)
Income tax related to fair value adjustment on sale of property and equipment	36
Net other comprehensive loss not to be reclassified to profit or loss in subsequent years	2,823	(3,994)	(6,076)
Total Other Comprehensive Income (Loss) – Net of Tax	1,767	(4,290)	(6,182)
Tax adjustments due to Corporate Recovery and Tax Incentives for Enterprises, or CREATE, Act	(2,546)
TOTAL COMPREHENSIVE INCOME	25,897	20,290	16,604
ATTRIBUTABLE TO:
Equity holders of PLDT	25,582	20,000	16,343
Noncontrolling interests	315	290	261
TOTAL COMPREHENSIVE INCOME	₱ 25,897	₱ 20,290	₱ 16,604